Earnings Per Share - Computation of Basic and Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Corporate losses	$ 250,313	$ 1,347,571	$ 1,371,186
Weighted average common shares outstanding (in shares)	505,758,409,000	500,000,000	504,003,126
Total basic and diluted earnings per share attributable to equity shareholders (in USD per share)	$ (0.49)	$ (2.70)	$ (2.72)
Total basic and diluted earnings per share attributable to equity shareholders (in USD per share)	$ (0.49)	$ (2.70)	$ (2.72)
Antidilutive securities (in shares)	21,749,558	22,286,278	32,560,289